Changes in Shareholders' Equity - Schedule of Changes in Shareholders' Equity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Class of Stock [Line Items]
Beginning balance	$ 29,508,884	$ (30,036,695)
Net loss attributable to the Company	(7,338,130)	(218,241)
Accretion of redeemable preference shares to redemption value		(740,851)
Share-based compensation	2,903,701
Foreign currency translation adjustment, net of income taxes	(52,090)	33,689
Ending balance	25,022,365	(30,962,098)
Ordinary Shares
Class of Stock [Line Items]
Beginning balance		$ 8,062
Beginning balance, shares		806,200,500
Ending balance		$ 8,062
Ending balance, shares		806,200,500
Additional Paid-in Capital
Class of Stock [Line Items]
Beginning balance	79,883,038	$ 6,563,764
Accretion of redeemable preference shares to redemption value		(740,851)
Share-based compensation	2,903,701
Ending balance	82,786,739	5,822,913
Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Beginning balance	1,975,487	1,824,365
Foreign currency translation adjustment, net of income taxes	(52,090)	33,689
Ending balance	1,923,397	1,858,054
Accumulated Deficit
Class of Stock [Line Items]
Beginning balance	(52,373,422)	(40,432,886)
Net loss attributable to the Company	(7,338,130)	(218,241)
Ending balance	(59,711,552)	(40,651,127)
Class A Ordinary Shares | Ordinary Shares
Class of Stock [Line Items]
Beginning balance	$ 16,368
Beginning balance, shares	1,636,807,084
Ending balance	$ 16,368
Ending balance, shares	1,636,807,084
Class B Ordinary Shares | Ordinary Shares
Class of Stock [Line Items]
Beginning balance	$ 7,413
Beginning balance, shares	741,254,447
Ending balance	$ 7,413
Ending balance, shares	741,254,447
Series Seed Preference Shares | Preference Shares
Class of Stock [Line Items]
Beginning balance		2,000,000
Ending balance		$ 2,000,000